CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows used in operating activities:
Net loss	$ (390)	$ (3,844)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	55	60
Share-based compensation	297	271
Increase (decrease) in severance pay, net	(23)	10
Decrease (increase) in trade receivables	(2,213)	1,916
Increase in allowance for doubtful accounts		20
Decrease (increase) in other current assets	67	(126)
Decrease in inventories	1,036	396
Decrease in trade payables	(693)	(912)
Increase (decrease) in employees and payroll accrued	(44)	9
Decrease in other payables and accrued expenses	(108)	(273)
Interest on restricted cash	(8)
Increase in deferred revenue and advances from customers	537	1,700
Net cash used in operating activities	(1,487)	(773)
Cash flows used in investing activities:
Restricted cash	(297)	(724)
Purchase of property and equipment	(41)	(36)
Net cash used in investing activities	(338)	(760)
Cash flows from financing activities:
Payment of short term bank credit	(1,058)
Payment of short term loan	(777)
Proceeds from issuance of Ordinary Shares and warrants, net of issuance expenses	3,428
Proceeds from exercise of options	43	41
Net cash provided by financing activities	1,636	41
Foreign currency translation adjustments on cash and cash equivalents	(7)	(1)
Decrease in cash and cash equivalents	(196)	(1,493)
Cash and cash equivalents at beginning of year	1,474	2,901
Cash and cash equivalents at end of year	1,278	1,408
Non-cash investing activities:
Purchase of property and equipment on credit	54	3
Cash paid for interest	$ 8